TAXES ON INCOME (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating Loss Carryforwards [Line Items]
Statutory rate	24.00%	25.00%	26.50%
Unrecognized income tax benefits that, if recognized, would impact the effective tax rate	$ 498
Valuation allowance	$ 13,756	$ 12,041
Statutory tax rate on 2018 and thereafter	23.00%
Domestic [Member] | Top Image Systems Ltd. [Member]
Operating Loss Carryforwards [Line Items]
Loss carryforwards	$ 21,383
Capital loss carryforwards	1,891
Foreign [Member]
Operating Loss Carryforwards [Line Items]
Loss carryforwards	26,110
Internal Revenue Service (IRS) [Member]
Operating Loss Carryforwards [Line Items]
Loss carryforwards	$ 23,880
Preferred Enterprises Development [Member]
Operating Loss Carryforwards [Line Items]
Statutory rate		12.00%
Maximum [Member] | Internal Revenue Service (IRS) [Member]
Operating Loss Carryforwards [Line Items]
Years losses can be carried forward	6 years
Maximum [Member] | Preferred Enterprises Development Zone A [Member]
Operating Loss Carryforwards [Line Items]
Statutory rate		9.00%
Minimum [Member] | Internal Revenue Service (IRS) [Member]
Operating Loss Carryforwards [Line Items]
Years losses can be carried forward	20 years
Minimum [Member] | Preferred Enterprises Development Zone A [Member]
Operating Loss Carryforwards [Line Items]
Statutory rate		7.50%